Document and Entity Information	Nov. 29, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823033
Document Type	8-K
Document Period End Date	Nov. 29, 2022
Entity Registrant Name	HUDSON EXECUTIVE INVESTMENT CORP. II
Entity Incorporation State Country Code	DE
Entity File Number	001-39931
Entity Tax Identification Number	85-2658967
Entity Address, Address Line One	C/O MILBANK LLP
Entity Address, Address Line Two	55 HUDSON YARDS
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	521-8495
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	HCIIU
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HCII
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HCIIW
Security Exchange Name	NASDAQ